UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
SEPTEMBER 30, 2005, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2006.

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2005

Check here if Amendment           [X]; Amendment Number: 4
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: SENIOR COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   NOVEMBER 13, 2006

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _5_

Form 13F Information Table Value Total:  $43,284


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

NEXTEL PARTNERS INC	     CLA	 65333F107     23610	940620	  SH	   DEFINED	      940620	 0	 0
PANAMSAT HLDG CORP	     COM	 69831Y105     12347	510200	  SH	   DEFINED	      510200	 0	 0
REEBOK INTL LTD	             COM	 758110100       622	11000	  SH	   DEFINED	       11000	 0	 0
REEBOK INTL LTD	         DBCV2.000%5/0	 758110AH3	1118	1000000	  SH	   DEFINED	     1000000	 0	 0
SHURGARD STORAGE CTRS INC    COM	 82567D104	5587	100000	  SH	   DEFINED	      100000	 0	 0


